Fair Value of Financial Instruments and Risk Management - Financial Instruments Not Carried At Fair Value Narrative (Details) - CAD ($) $ in Billions	Jun. 30, 2023	Dec. 31, 2022
Carrying value
Debt Instrument [Line Items]
Long-term debt, including current portion	$ 29.3	$ 28.6
Estimated fair value
Debt Instrument [Line Items]
Long-term debt, including current portion	$ 26.9	$ 25.8